SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, term	9 years 7 months 6 days
Intangible assets, gross carrying amount	$ 151,220	$ 147,000
Intangible assets, accumulated amortization	(32,014)	(24,286)
Intangible assets, net carrying amount	$ 119,206	122,714
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, term	9 years 10 months 24 days
Intangible assets, gross carrying amount	$ 125,270	121,500
Intangible assets, accumulated amortization	(25,355)	(19,239)
Intangible assets, net carrying amount	$ 99,916	102,261
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, term	7 years 10 months 24 days
Intangible assets, gross carrying amount	$ 25,950	25,500
Intangible assets, accumulated amortization	(6,660)	(5,047)
Intangible assets, net carrying amount	$ 19,290	$ 20,453